UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10603

Western Asset Premier Bond Fund

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard Pasadena, CA 91101

Name and address of agent for service:	Charles A. Ruys de Perez 385 East Colorado Boulevard Pasadena, CA 91101

Registrant’s telephone number, including area code: (626) 844-9400

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

Item 1 – Schedule of Investments

Western Asset Premier Bond Fund

March 31, 2008 (Unaudited)

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — 154.7%
Corporate Bonds and Notes — 86.6%
Aerospace and Defense — 1.7%
DRS Technologies Inc.	6.625%	2/1/16	$300,000	$293,250
L-3 Communications Corp.	6.375%	10/15/15	430,000	420,325
Northrop Grumman Corp.	7.750%	2/15/31	1,000,000	1,233,482
The Boeing Co.	6.125%	2/15/33	600,000	635,281

				2,582,338

Airlines — 10.4%
America West Airlines Inc.	8.057%	7/2/20	3,010,332	2,993,397
Continental Airlines Inc.	7.160%	3/24/13	854,251	790,760
Continental Airlines Inc.	6.900%	1/2/18	947,326	911,801
Continental Airlines Inc.	6.820%	5/1/18	925,698	875,331
Continental Airlines Inc.	6.545%	2/2/19	1,798,467	1,729,909
Continental Airlines Inc.	8.048%	11/1/20	694,535	694,535
Continental Airlines Inc.	6.703%	6/15/21	887,932	852,415
DAE Aviation Holdings Inc.	11.250%	8/1/15	460,000	453,100	A
Northwest Airlines Corp.	7.575%	9/1/20	710,141	701,690
Northwest Airlines Inc.	3.642%	8/6/13	2,324,996	2,115,691	B
United Air Lines Inc.	7.032%	10/1/10	245,846	243,388
United Air Lines Inc.	7.186%	4/1/11	51,528	51,013
United Air Lines Inc.	6.602%	9/1/13	663,615	660,927
US Airways Pass-Through Trust	6.850%	1/30/18	2,635,578	2,503,799

				15,577,756

Auto Components — 0.4%
Visteon Corp.	8.250%	8/1/10	645,000	527,287

Automobiles — 1.7%
DaimlerChrysler NA Holding Corp.	7.300%	1/15/12	1,000,000	1,067,689
DaimlerChrysler NA Holding Corp.	8.500%	1/18/31	1,000,000	1,143,127
General Motors Corp.	8.375%	7/15/33	420,000	296,100

				2,506,916

Building Products — 0.6%
Associated Materials Inc.	0.000%	3/1/14	675,000	460,687	C
Nortek Inc.	8.500%	9/1/14	215,000	159,100
NTK Holdings Inc.	0.000%	3/1/14	500,000	242,500	C

				862,287

Capital Markets — 2.7%
Credit Suisse USA Inc.	6.500%	1/15/12	1,125,000	1,195,833	D
Morgan Stanley	6.600%	4/1/12	1,500,000	1,555,167	D
The Goldman Sachs Group Inc.	6.600%	1/15/12	1,200,000	1,268,770	D

				4,019,770

Chemicals — 2.0%
Georgia Gulf Corp.	9.500%	10/15/14	310,000	239,475
Huntsman International LLC	7.875%	11/15/14	95,000	100,700
The Dow Chemical Co.	6.000%	10/1/12	2,500,000	2,633,395

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Chemicals — Continued
Westlake Chemical Corp.	6.625%	1/15/16	$70,000	$61,250

				3,034,820

Commercial Services and Supplies — 2.1%
Allied Security Escrow Corp.	11.375%	7/15/11	60,000	51,600
Interface Inc.	10.375%	2/1/10	400,000	418,000
Rental Service Corp.	9.500%	12/1/14	200,000	167,000
US Investigations Services Inc.	10.500%	11/1/15	310,000	252,650	A
Waste Management Inc.	7.375%	5/15/29	2,000,000	2,137,038
Waste Management Inc.	7.750%	5/15/32	40,000	44,064

				3,070,352

Communications Equipment — N.M.
Motorola Inc.	7.625%	11/15/10	64,000	66,328

Computers and Peripherals — 0.2%
International Business Machines Corp.	4.750%	11/29/12	240,000	248,390

Consumer Finance — 1.9%
Ford Motor Credit Co.	7.127%	1/13/12	70,000	51,782	B
GMAC LLC	6.875%	8/28/12	150,000	113,989
GMAC LLC	8.000%	11/1/31	1,530,000	1,096,539
HSBC Finance Corp.	4.750%	7/15/13	1,670,000	1,641,727

				2,904,037

Containers and Packaging — 0.3%
Graham Packaging Co. Inc.	9.875%	10/15/14	273,000	229,320
Graphic Packaging International Corp.	9.500%	8/15/13	210,000	201,600

				430,920

Distributors — 0.2%
Keystone Automotive Operations Inc.	9.750%	11/1/13	480,000	268,800

Diversified Consumer Services — 0.3%
Education Management LLC	8.750%	6/1/14	155,000	130,975
Education Management LLC	10.250%	6/1/16	170,000	135,150
Service Corp. International	6.750%	4/1/16	140,000	135,450
Service Corp. International	7.625%	10/1/18	5,000	5,025
Service Corp. International	7.500%	4/1/27	60,000	51,000

				457,600

Diversified Financial Services — 8.0%
AAC Group Holding Corp.	0.000%	10/1/12	440,000	356,400	C
Air 2 US	8.027%	10/1/19	469,607	427,342	A
Bank of America Corp.	8.000%	12/29/49	1,360,000	1,361,632	C
Boeing Capital Corp.	6.500%	2/15/12	1,000,000	1,085,255
Boeing Capital Corp.	5.800%	1/15/13	400,000	431,658
CCM Merger Inc.	8.000%	8/1/13	140,000	117,600	A
Citigroup Inc.	6.625%	6/15/32	1,000,000	942,032
DI Finance LLC	9.500%	2/15/13	502,000	513,295
Fuji Co. Ltd.	9.870%	6/30/08	790,000	793,282	A,C
General Electric Capital Corp.	3.750%	12/15/09	740,000	748,534
General Electric Capital Corp.	6.000%	6/15/12	700,000	746,340

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Financial Services — Continued
General Electric Capital Corp.	5.450%	1/15/13	$250,000	$261,847
JPMorgan Chase and Co.	5.750%	1/2/13	1,750,000	1,828,169	D
JPMorgan Chase and Co.	5.125%	9/15/14	1,300,000	1,284,465	D
TNK-BP Finance SA	7.875%	3/13/18	420,000	387,975	A
Vanguard Health Holding Co. II LLC	9.000%	10/1/14	735,000	707,438

				11,993,264

Diversified Telecommunication Services — 3.0%
AT&T Inc.	6.250%	3/15/11	1,000,000	1,047,025
BellSouth Corp.	6.000%	10/15/11	1,000,000	1,046,219
Cincinnati Bell Inc.	6.300%	12/1/28	25,000	20,000
Citizens Communications Co.	9.250%	5/15/11	90,000	93,150
Citizens Communications Co.	7.875%	1/15/27	115,000	98,612
Citizens Communications Co.	7.050%	10/1/46	25,000	17,125
Hawaiian Telcom Communications Inc.	12.500%	5/1/15	135,000	48,600
Level 3 Financing Inc.	9.250%	11/1/14	320,000	261,600
Level 3 Financing Inc.	6.704%	2/15/15	50,000	35,000	B
MetroPCS Wireless Inc.	9.250%	11/1/14	35,000	32,200
NTL Cable PLC	8.750%	4/15/14	280,000	251,300
Qwest Communications International Inc.	7.250%	2/15/11	160,000	153,600
Qwest Communications International Inc.	7.500%	2/15/14	140,000	131,600
Qwest Corp.	7.875%	9/1/11	390,000	389,025
Qwest Corp.	7.500%	10/1/14	150,000	146,250
Telcordia Technologies Inc.	10.000%	3/15/13	485,000	339,500	A
Windstream Corp.	8.625%	8/1/16	330,000	324,225

				4,435,031

Electric Utilities — 5.9%
Duke Energy Corp.	6.250%	1/15/12	250,000	268,478
Energy Future Holdings Corp.	11.250%	11/1/17	1,580,000	1,564,200	A,E
FirstEnergy Corp.	6.450%	11/15/11	610,000	638,522
FirstEnergy Corp.	7.375%	11/15/31	3,040,000	3,306,915
IPALCO Enterprises Inc.	8.625%	11/14/11	130,000	136,825	F
Midwest Generation LLC	8.560%	1/2/16	83,480	90,576
Niagara Mohawk Power Corp.	7.750%	10/1/08	1,500,000	1,526,328
Orion Power Holdings Inc.	12.000%	5/1/10	150,000	163,875
Progress Energy Inc.	7.100%	3/1/11	117,000	125,941
Progress Energy Inc.	6.850%	4/15/12	750,000	811,520
TXU Electric Delivery Co.	7.000%	9/1/22	250,000	239,438

				8,872,618

Energy Equipment and Services — 1.0%
Complete Production Services Inc.	8.000%	12/15/16	150,000	144,000
EEB International Ltd.	8.750%	10/31/14	820,000	844,600	A
Gulfmark Offshore Inc.	7.750%	7/15/14	270,000	274,050
Pride International Inc.	7.375%	7/15/14	240,000	249,600

				1,512,250

Food and Staples Retailing — 3.7%
CVS Caremark Corp.	6.943%	1/10/30	1,994,230	2,108,599	A
CVS Corp.	5.789%	1/10/26	890,955	864,316	A
CVS Lease Pass-Through Trust	5.880%	1/10/28	968,612	891,123	A

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Food and Staples Retailing — Continued
CVS Lease Pass-Through Trust	6.036%	12/10/28	$971,931	$925,910	A
Delhaize America Inc.	9.000%	4/15/31	166,000	199,782
Safeway Inc.	5.800%	8/15/12	500,000	524,242

				5,513,972

Food Products — 0.1%
Dole Food Co. Inc.	7.250%	6/15/10	285,000	219,450

Gas Utilities — 0.7%
Panhandle Eastern Pipe Line Co.	4.800%	8/15/08	400,000	400,499
Southern Natural Gas Co.	8.000%	3/1/32	20,000	21,852
Suburban Propane Partners LP	6.875%	12/15/13	580,000	565,500

				987,851

Health Care Providers and Services — 2.9%
Community Health Systems Inc.	8.875%	7/15/15	460,000	461,725
DaVita Inc.	6.625%	3/15/13	70,000	67,900
DaVita Inc.	7.250%	3/15/15	300,000	292,500
HCA Inc.	6.250%	2/15/13	85,000	73,950
HCA Inc.	6.500%	2/15/16	105,000	88,463
HCA Inc.	9.250%	11/15/16	195,000	202,312
HCA Inc.	9.625%	11/15/16	275,000	285,312	E
HCA Inc.	7.690%	6/15/25	90,000	71,329
HCA Inc.	7.500%	11/15/95	185,000	133,608
Tenet Healthcare Corp.	9.250%	2/1/15	2,810,000	2,627,350

				4,304,449

Hotels, Restaurants and Leisure — 1.1%
Buffets Inc.	12.500%	11/1/14	265,000	7,950	G
Denny’s Holdings Inc.	10.000%	10/1/12	90,000	82,800
El Pollo Loco Inc.	11.750%	11/15/13	195,000	188,175
Inn of the Mountain Gods Resort and Casino	12.000%	11/15/10	530,000	514,100
MGM MIRAGE	8.500%	9/15/10	10,000	10,325
Pokagon Gaming Authority	10.375%	6/15/14	233,000	245,815	A
River Rock Entertainment Authority	9.750%	11/1/11	180,000	179,100
Sbarro Inc.	10.375%	2/1/15	100,000	83,000
Snoqualmie Entertainment Authority	6.936%	2/1/14	110,000	89,650	A,B
Station Casinos Inc.	7.750%	8/15/16	205,000	165,025
Station Casinos Inc.	6.625%	3/15/18	100,000	55,500

				1,621,440

Household Durables — 0.5%
American Greetings Corp.	7.375%	6/1/16	20,000	19,850
K Hovnanian Enterprises Inc.	8.625%	1/15/17	260,000	200,200
Norcraft Cos.	9.000%	11/1/11	360,000	362,700
Norcraft Holdings LP	0.000%	9/1/12	155,000	135,625	C

				718,375

Independent Power Producers and Energy Traders — 2.9%
Dynegy Holdings Inc.	7.750%	6/1/19	450,000	420,750
Edison Mission Energy	7.750%	6/15/16	180,000	185,400
Edison Mission Energy	7.625%	5/15/27	20,000	18,800

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Independent Power Producers and Energy Traders — Continued
Exelon Generation Co. LLC	6.950%	6/15/11	$2,000,000	$2,121,820
Mirant North America LLC	7.375%	12/31/13	350,000	353,500
NRG Energy Inc.	7.375%	2/1/16	505,000	494,900
NRG Energy Inc.	7.375%	1/15/17	225,000	218,813
The AES Corp.	8.000%	10/15/17	525,000	531,562

				4,345,545

IT Services — 1.3%
Ceridian Corp.	12.250%	11/15/15	130,000	108,550	A,E
Electronic Data Systems Corp.	7.125%	10/15/09	700,000	713,940
Electronic Data Systems Corp.	7.450%	10/15/29	500,000	472,927
SunGard Data Systems Inc.	10.250%	8/15/15	630,000	633,150

				1,928,567

Leisure Equipment and Products — 1.2%
Eastman Kodak Co.	7.250%	11/15/13	1,800,000	1,719,000

Media — 6.8%
Affinion Group Inc.	10.125%	10/15/13	180,000	178,875
Affinion Group Inc.	11.500%	10/15/15	225,000	217,125
CCH I Holdings LLC	12.125%	1/15/15	115,000	58,650
CCH I Holdings LLC	11.000%	10/1/15	927,000	644,265
CCH II Holdings LLC	10.250%	9/15/10	150,000	136,500
Charter Communications Holdings LLC	11.750%	5/15/11	110,000	66,137
Charter Communications Holdings LLC	12.125%	1/15/12	60,000	35,550
Charter Communications Operating LLC	10.875%	9/15/14	280,000	275,800	A
Clear Channel Communications Inc.	4.900%	5/15/15	700,000	469,000
CMP Susquehanna Corp.	9.875%	5/15/14	170,000	117,300
Comcast Cable Communications Inc.	6.750%	1/30/11	500,000	519,831
Comcast Corp.	5.900%	3/15/16	400,000	396,738
Comcast Corp.	7.050%	3/15/33	1,000,000	1,019,725
CSC Holdings Inc.	8.125%	7/15/09	30,000	30,300
CSC Holdings Inc.	8.125%	8/15/09	40,000	40,400
CSC Holdings Inc.	7.625%	4/1/11	50,000	49,437
CSC Holdings Inc.	6.750%	4/15/12	250,000	241,250
CSC Holdings Inc.	7.875%	2/15/18	45,000	41,625
EchoStar DBS Corp.	7.000%	10/1/13	600,000	565,500
Idearc Inc.	8.000%	11/15/16	180,000	116,550
Lamar Media Corp.	6.625%	8/15/15	120,000	105,600
Liberty Media LLC	3.750%	2/15/30	1,860,000	911,400	H
News America Holdings Inc.	8.875%	4/26/23	400,000	478,714
R.H. Donnelley Corp.	8.875%	10/15/17	710,000	443,750	A
Time Warner Inc.	6.875%	5/1/12	1,400,000	1,445,272
Time Warner Inc.	7.700%	5/1/32	1,150,000	1,210,728
TL Acquisitions Inc.	10.500%	1/15/15	270,000	232,200	A
Tube City IMS Corp.	9.750%	2/1/15	185,000	162,800

				10,211,022

Metals and Mining — 2.2%
Alcoa Inc.	5.375%	1/15/13	750,000	756,380
CII Carbon LLC	11.125%	11/15/15	580,000	516,200	A
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	960,000	1,018,800

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Metals and Mining — Continued
GTL Trade Finance Inc.	7.250%	10/20/17	$428,000		$451,171	A
Metals USA Inc.	11.125%	12/1/15	445,000		436,100
Noranda Aluminium Holding Corp.	10.488%	11/15/14	195,000		143,325	A,B,E

					3,321,976

Multi-Utilities — 0.7%
Dominion Resources Inc.	5.700%	9/17/12	770,000		806,342
MidAmerican Energy Holdings Co.	5.875%	10/1/12	250,000		264,179

					1,070,521

Multiline Retail — 0.4%
Dollar General Corp.	11.875%	7/15/17	325,000		284,375	E
The Neiman-Marcus Group Inc.	9.000%	10/15/15	260,000		260,000	E

					544,375

Oil, Gas and Consumable Fuels — 11.3%
Belden and Blake Corp.	8.750%	7/15/12	750,000		751,875
Chesapeake Energy Corp.	6.375%	6/15/15	480,000		465,600
Chesapeake Energy Corp.	6.625%	1/15/16	30,000		29,400
Colorado Interstate Gas Co.	6.800%	11/15/15	150,000		154,651
ConocoPhillips	4.750%	10/15/12	900,000		934,527
DCP Midstream LP	7.875%	8/16/10	750,000		804,031
Devon Energy Corp.	7.950%	4/15/32	1,000,000		1,233,149
Devon Financing Corp. ULC	6.875%	9/30/11	2,000,000		2,182,964
El Paso Corp.	6.375%	2/1/09	333,000		335,259
El Paso Corp.	7.750%	6/15/10	1,496,000		1,558,916
El Paso Corp.	7.800%	8/1/31	190,000		195,080
Exco Resources Inc.	7.250%	1/15/11	275,000		267,438
Gazprom	6.790%	10/29/09	31,200,000	RUB	1,315,328
Gazprom	7.000%	10/27/11	10,400,000	RUB	432,023
Hess Corp.	7.875%	10/1/29	1,640,000		1,946,255
Hess Corp.	7.300%	8/15/31	60,000		67,600
International Coal Group Inc.	10.250%	7/15/14	220,000		210,650
Kinder Morgan Energy Partners LP	7.125%	3/15/12	500,000		531,211
Occidental Petroleum Corp.	6.750%	1/15/12	500,000		553,323
Parker Drilling Co.	9.625%	10/1/13	300,000		315,750
Petrohawk Energy Corp.	9.125%	7/15/13	145,000		148,988
SemGroup LP	8.750%	11/15/15	305,000		279,075	A
Sonat Inc.	7.625%	7/15/11	500,000		516,794
Stone Energy Corp.	8.250%	12/15/11	160,000		158,400
The Williams Cos. Inc.	7.500%	1/15/31	902,000		940,335
The Williams Cos. Inc.	8.750%	3/15/32	85,000		98,175
Valero Energy Corp.	7.500%	4/15/32	400,000		416,416

					16,843,213

Paper and Forest Products — 2.7%
Appleton Papers Inc.	8.125%	6/15/11	5,000		4,813
Appleton Papers Inc.	9.750%	6/15/14	305,000		288,987
NewPage Corp.	12.000%	5/1/13	260,000		260,650
Weyerhaeuser Co.	6.750%	3/15/12	2,400,000		2,523,418	D

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Paper and Forest Products — Continued
Weyerhaeuser Co.	7.375%	3/15/32	$1,000,000	$988,368

				4,066,236

Pharmaceuticals — N.M.
Leiner Health Products Inc.	11.000%	6/1/12	280,000	350

Real Estate Investment Trusts — 0.2%
Ventas Inc.	6.750%	4/1/17	260,000	254,150

Real Estate Management and Development — 0.2%
Ashton Woods USA LLC	9.500%	10/1/15	125,000	66,875
Realogy Corp.	12.375%	4/15/15	495,000	220,275

				287,150

Road and Rail — 2.1%
Hertz Corp.	10.500%	1/1/16	645,000	603,881
Kansas City Southern Railway	7.500%	6/15/09	150,000	152,250
Saint Acquisition Corp.	10.815%	5/15/15	165,000	65,588	A,B
Saint Acquisition Corp.	12.500%	5/15/17	375,000	152,812	A
Union Pacific Corp.	6.125%	1/15/12	2,000,000	2,123,394

				3,097,925

Semiconductors and Semiconductor Equipment — 0.1%
Freescale Semiconductor Inc.	8.875%	12/15/14	155,000	121,288

Software — 0.1%
Activant Solutions Inc.	9.500%	5/1/16	165,000	138,600

Specialty Retail — 0.2%
Blockbuster Inc.	9.000%	9/1/12	210,000	171,150
Eye Care Centers of America Inc.	10.750%	2/15/15	40,000	40,800
Michaels Stores Inc.	11.375%	11/1/16	90,000	70,650

				282,600

Textiles, Apparel and Luxury Goods — 0.2%
Oxford Industries Inc.	8.875%	6/1/11	180,000	171,000
Simmons Co.	0.000%	12/15/14	90,000	58,050	C

				229,050

Thrifts and Mortgage Finance — 0.2%
Washington Mutual Bank	5.500%	1/15/13	440,000	349,800

Tobacco — 0.1%
Alliance One International Inc.	11.000%	5/15/12	135,000	137,025

Trading Companies and Distributors — 0.5%
Ashtead Capital Inc.	9.000%	8/15/16	129,000	104,490	A
H&E Equipment Services Inc.	8.375%	7/15/16	345,000	284,625
Penhall International Corp.	12.000%	8/1/14	390,000	329,550	A

				718,665

Transportation Infrastructure — 0.3%
Hawker Beechcraft Acquisition Co.	8.875%	4/1/15	50,000	51,125	E

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Transportation Infrastructure — Continued
Hawker Beechcraft Acquisition Co.	9.750%	4/1/17	$350,000	$348,250

				399,375

Wireless Telecommunication Services — 1.5%
AT&T Mobility LLC	6.500%	12/15/11	250,000	265,377
New Cingular Wireless Services Inc.	8.125%	5/1/12	500,000	559,546
Rural Cellular Corp.	9.875%	2/1/10	100,000	102,750
Sprint Capital Corp.	8.375%	3/15/12	1,450,000	1,341,250

				2,268,923

Total Corporate Bonds and Notes (Cost — $132,218,812)				129,071,657

Asset-Backed Securities — 18.0%
Fixed Rate Securities — 8.3%
ACE Securities Corp. 2002-M Trust	0.000%	10/13/17	312,364	8,434	A,I,J
America West Airlines 1996-1 A	6.850%	7/2/09	120,198	116,496
Bear Stearns Asset Backed Securities Trust 2007-SD1 1A3A	6.500%	10/25/36	1,811,250	1,517,828
Captiva CBO 1997-1A A	6.860%	11/30/09	318,016	283,290	A,K
Contimortgage Home Equity Trust 1997-4 B1F	7.330%	10/15/28	678,063	343,338
Firstfed Corp. Manufactured Housing Contract 1996-1 B	8.060%	10/15/22	2,100,000	2,935,519	A
Global Franchise Trust 1998-1 A2	6.659%	10/10/11	2,007,741	1,647,866	A
Green Tree Financial Corp. 1992-2 B	9.150%	1/15/18	361,406	286,514
Green Tree Financial Corp. 1993-1 B	8.450%	4/15/18	475,420	429,637
Green Tree Home Improvement Loan Trust 1996-D HIB2	8.000%	9/15/27	131,332	83,901
Hertz Vehicle Financing LLC 2005-2A A6	5.080%	11/25/11	1,000,000	920,412	A
IndyMac Manufactured Housing Contract 1997-1 A5	6.970%	2/25/28	377,875	395,705
Lehman XS Trust 2007-1 WF1	7.000%	1/25/37	1,436,274	1,206,120
Mutual Fund Fee Trust 2002-2	9.550%	4/30/08	561,364	449	A,J
Mutual Fund Fee Trust XIII Series 2000-3	9.070%	7/1/08	2,878,850	33,971	J
Pegasus Aviation Lease Securitization 2000-1 A2	8.370%	3/25/30	1,300,000	650,774	A
Structured Asset Securities Corp. 2002-AL1 A3	3.450%	2/25/32	1,263,745	1,096,467
Vanderbilt Mortgage Finance 1997-B 1B2	8.155%	10/7/26	500,295	514,250

				12,470,971

Indexed SecuritiesB — 6.1%
ACE Securities Corp. 2005-SD1 A1	2.999%	11/25/50	187,370	184,106
AmeriCredit Automobile Receivables Trust 2007-CM A3B	3.110%	5/7/12	2,500,000	2,365,233
Bayview Financial Asset Trust 2004-SSRA A1	3.199%	12/25/39	638,243	510,506	A
Citigroup Mortgage Loan Trust Inc. 2006-SHL1 A1	2.799%	11/25/45	466,121	403,041	A
Countrywide Asset-Backed Certificates 2007-13 2A1	3.499%	10/25/47	1,542,141	1,267,403
Countrywide Home Equity Loan Trust 2007-GW A	3.368%	11/15/28	2,564,474	2,048,355
CS First Boston Mortgage Securities Corp. 2004-CF2 2A1	3.069%	5/25/44	135,759	122,789	A
Long Beach Mortgage Loan Trust 2005-WL2 3A1	2.779%	8/25/35	267,622	257,441
MSDWCC Heloc Trust 2003-2 A	2.859%	4/25/16	292,650	242,090
Residential Asset Mortgage Products Inc. 2004-RZ1 AII	3.079%	3/25/34	493,618	395,063
Residential Asset Securities Corp. 2001-KS3 AII	3.059%	9/25/31	396,951	384,946

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Asset-Backed Securities — Continued
Indexed Securities — Continued
Salomon Brothers Mortgage Securities VII 2002-CIT1	2.899%	3/25/32	$940,068	$911,913

				9,092,886

Stripped Securities — 0.5%
Bear Stearns Asset Backed Securities Trust 2006-SD3 1P0	0.000%	8/25/36	1,899,387	664,786	J,L2
Oakwood Mortgage Investors Inc. 2002-C AIO	6.000%	8/15/10	659,353	70,365	J,L1

				735,151

Variable Rate SecuritiesM — 3.1%
BankAmerica Manufactured Housing Contract 1997-2 M	6.900%	4/10/28	100,000	138,248
Conseco Finance Securitizations Corp. 2002-1 A	6.681%	12/1/33	720,237	743,197
Greenpoint Manufactured Housing 1999-5 A5	7.820%	12/15/29	706,000	743,711
GSAMP Trust 2003-SEA2 A1	4.422%	7/25/33	2,581,390	2,211,407
Oakwood Mortgage Investors Inc. 2002-B A3	6.060%	3/15/25	358,058	342,343
Saxon Asset Securities Trust 2000-2 MF1	8.870%	7/25/30	415,352	414,622

				4,593,528

Total Asset-Backed Securities (Cost — $28,836,537)				26,892,536

Mortgage-Backed Securities — 20.6%
Fixed Rate Securities — 2.0%

Bear Stearns Asset Backed Securities Trust 2002-AC1 B4	7.000%	1/25/32	1,221,784	955,284	A
Enterprise Mortgage Acceptance Co. 1999-1 A1	6.420%	10/15/25	35,354	22,647	A
GMAC Commercial Mortgage Securities Inc. 1998-C1 D	6.974%	5/15/30	1,000,000	997,793
Metropolitan Asset Funding Inc. 1998-BI B1	8.000%	11/20/24	977,954	913,269

				2,888,993

Indexed SecuritiesB — 14.7%
Bayview Commercial Asset Trust 2005-3A A2	2.999%	11/25/35	995,173	895,857	A
BlackRock Capital Finance LP 1997-R2 B5	6.866%	12/25/35	620,545	155,090	A
CNL Funding 1998-1 C2	3.525%	9/18/11	3,360,000	2,807,571	A
Countrywide Alternative Loan Trust 2005-J12	2.869%	8/25/35	488,424	338,735
Countrywide Home Loans 2004-HYB5 7A1	6.089%	4/20/35	5,040,969	3,025,731
Countrywide Home Loans 2005-09 1A1	2.899%	5/25/35	2,285,539	1,786,598
Greenpoint Mortgage Funding Trust 2005-AR5 2A2	2.869%	11/25/46	4,350,382	2,474,903
Greenpoint Mortgage Funding Trust 2005-AR5 3A2	2.869%	11/25/46	2,557,681	1,454,051
Harborview Mortgage Loan Trust 2004-8 3A2	2.959%	11/19/34	274,384	272,867
Harborview Mortgage Loan Trust 2005-9 B10	4.286%	6/20/35	1,258,174	968,794
IndyMac Index Mortgage Loan Trust 2007-AR15 2A1	5.995%	8/25/37	6,932,443	4,367,439
Merit Securities Corp. 11PA B3	5.375%	9/28/32	850,000	117,662	A
Regal Trust IV 1999-1 A	4.170%	9/29/31	182,271	181,634	A
Structured Asset Securities Corp. 2002-9 A2	2.899%	10/25/27	1,587,138	1,561,548
Washington Mutual Inc. 2004-AR12 A2A	3.515%	10/25/44	281,293	239,375
Washington Mutual Mortgage Pass-Through Certificates 2006-AR5 3A	5.266%	7/25/46	1,672,845	1,290,966

				21,938,821

Stripped Securities — 1.1%
IndyMac Index Mortgage Loan Trust 2005-AR14 BX	3.043%	7/25/35	10,517,081	197,464	L1
LB-UBS Commercial Mortgage Trust 2001-C3 X	0.936%	6/15/36	2,644,752	65,689	A,J,L1
Prime Mortgage Trust 2005-2 2XB	1.743%	10/25/32	3,990,326	417,823	J,L1

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Stripped Securities — Continued
Prime Mortgage Trust 2005-5 1X	0.882%	7/25/34	$13,780,099	$277,502	J,L1
Prime Mortgage Trust 2005-5 1XB	1.570%	7/25/34	3,249,257	184,863	J,L1
Residential Asset Mortgage Products, Inc. 2005-SL2 AP0	0.000%	2/25/32	623,802	544,914	J,L2

				1,688,255

Variable Rate SecuritiesM — 2.8%
Banc of America Commercial Mortgage Inc. 2005-5 A4	5.115%	10/10/45	1,050,000	1,036,646
Bear Stearns Alt-A Trust 2005 -10 21A1	5.754%	1/25/36	1,820,445	1,548,658
Merrill Lynch Mortgage Investors Inc. 1998-C1 A3	6.720%	11/15/26	1,500,000	1,552,769

				4,138,073

Total Mortgage-Backed Securities (Cost — $32,339,732)				30,654,142

U.S. Government Agency Mortgage-Backed Securities — 6.4%
Fixed Rate Securities — 6.4%
Fannie Mae	6.000%	11/1/37	4,516,610	4,630,925
Fannie Mae	5.000%	12/1/38	3,000,000	2,969,064	N
Fannie Mae	6.500%	8/25/44	860,920	908,204
Freddie Mac	6.000%	12/1/37	1,058,471	1,086,394

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $9,423,272)				9,594,587

Yankee BondsK — 15.9%
Aerospace and Defense — 0.2%
Systems 2001 Asset Trust	6.664%	9/15/13	217,504	223,485	A

Chemicals — 0.2%
Methanex Corp.	8.750%	8/15/12	195,000	209,137
Montell Finance Co. BV	8.100%	3/15/27	200,000	133,000	A

				342,137

Commercial Banks — 1.4%
ATF Capital BV	9.250%	2/21/14	660,000	652,476	A
HSBK Europe BV	7.250%	5/3/17	600,000	519,000	A
ICICI Bank Ltd.	6.375%	4/30/22	284,000	244,239	A,C
TuranAlem Finance BV	8.250%	1/22/37	440,000	347,292	A
TuranAlem Finance BV	8.250%	1/22/37	440,000	345,092	A

				2,108,099

Containers and Packaging — 0.1%
Smurfit Kappa Funding PLC	7.750%	4/1/15	150,000	131,250

Diversified Financial Services — 0.7%
Basell AF SCA	8.375%	8/15/15	150,000	109,500	A
Lukoil International Finance BV	6.356%	6/7/17	340,000	315,350	A
UFJ Finance Aruba AEC	6.750%	7/15/13	500,000	556,187

				981,037

Diversified Telecommunication Services — 2.0%
Axtel SA	11.000%	12/15/13	221,000	239,785
Deutsche Telekom International Finance BV	5.250%	7/22/13	600,000	592,643
France Telecom SA	8.500%	3/1/31	600,000	743,338	F
Intelsat Bermuda Ltd.	9.250%	6/15/16	225,000	226,687

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Diversified Telecommunication Services — Continued
Intelsat Bermuda Ltd.	11.250%	6/15/16	$340,000	$344,675
Nordic Telephone Co. Holdings ApS	8.875%	5/1/16	220,000	213,400	A
NTL Cable PLC	9.125%	8/15/16	140,000	125,300
Wind Acquisition Finance SA	10.750%	12/1/15	500,000	510,000	A

				2,995,828

Electric Utilities — 1.3%
Hydro-Quebec	6.300%	5/11/11	1,700,000	1,858,447

Energy Equipment and Services — 0.1%
Compagnie Generale de Geophysique-Veritas	7.500%	5/15/15	210,000	213,150

Foreign Governments — 0.5%
Republic of Argentina	7.000%	9/12/13	818,000	668,715
Republic of Honduras	4.106%	10/1/11	134,059	129,913	B
Republic of Venezuela	9.375%	1/13/34	2,000	1,840

				800,468

Industrial Conglomerates — 2.4%
Tyco International Group SA	6.375%	10/15/11	1,000,000	996,487
Tyco International Group SA	6.875%	1/15/29	2,615,000	2,556,733

				3,553,220

Insurance — 0.6%
XL Capital Ltd.	5.250%	9/15/14	1,000,000	910,843

Media — N.M.
Sun Media Corp.	7.625%	2/15/13	55,000	51,975

Metals and Mining — 0.1%
Novelis Inc.	7.250%	2/15/15	105,000	92,925
Vale Overseas Ltd.	6.875%	11/21/36	110,000	107,329

				200,254

Oil, Gas and Consumable Fuels — 4.2%
Anadarko Finance Co.	6.750%	5/1/11	750,000	801,080
Anadarko Finance Co.	7.500%	5/1/31	1,000,000	1,125,096
Burlington Resources Finance Co.	7.400%	12/1/31	450,000	529,022
Gazprom	6.212%	11/22/16	280,000	259,000	A
Gazprom	6.510%	3/7/22	230,000	204,988	A
OPTI Canada Inc.	7.875%	12/15/14	240,000	234,600
OPTI Canada Inc.	8.250%	12/15/14	205,000	202,950
Petrozuata Finance Inc.	8.220%	4/1/17	2,880,000	2,898,000	A

				6,254,736

Paper and Forest Products — 0.5%
Abitibi-Consolidated Co. of Canada	13.750%	4/1/11	520,000	531,700	A
Abitibi-Consolidated Co. of Canada	8.375%	4/1/15	350,000	180,250

				711,950

Road and Rail — 0.8%
Canadian Pacific Railway Co.	6.250%	10/15/11	1,000,000	1,036,144

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Road and Rail — Continued
Grupo Transportacion Ferroviaria Mexicana SA de CV	9.375%	5/1/12	$170,000		$175,525

					1,211,669

Semiconductors and Semiconductor Equipment — 0.1%
NXP BV/NXP Funding LLC	7.875%	10/15/14	150,000		137,250
NXP BV/NXP Funding LLC	9.500%	10/15/15	45,000		37,012

					174,262

Wireless Telecommunication Services — 0.7%
True Move Co. Ltd.	10.750%	12/16/13	590,000		557,190	A
True Move Co. Ltd.	10.750%	12/16/13	200,000		188,000	A
Vodafone Group PLC	7.750%	2/15/10	250,000		264,942

					1,010,132

Total Yankee Bonds (Cost — $23,281,397)					23,732,942

Foreign Government Obligations — 0.6%
Republic of Argentina	2.000%	1/3/10	1,468,401	ARS	931,753	O

Total Foreign Government Obligations (Cost — $873,573)					931,753

Preferred Stocks — 3.5%
Fannie Mae	5.375%		15	shs	1,003,125	H
Freddie Mac	5.160%		100		2,700	B
Freddie Mac	5.000%		200		6,800

Freddie Mac	8.375%		20,500		500,200	C
General Motors Corp.	5.250%		225,000		3,651,750	H

Total Preferred Stocks (Cost — $5,567,740)					5,164,575

Trust Preferred Securities — 3.1%
Corp-Backed Trust Certificates	7.375%		33,900		569,859
Corp-Backed Trust Certificates	8.000%		15,600		232,596
CORTS Trust for Ford Motor Co.	8.000%		155,100		2,221,032
PreferredPlus TR-CCR1	8.250%		5,100		79,254
SATURNS-F 2003-5	8.125%		104,100		1,488,630

Total Trust Preferred Securities (Cost — $5,033,601)					4,591,371

Total Long-Term Securities (Cost — $237,574,664)					230,633,563

Short-Term Securities — 1.3%
U.S. Government and Agency Obligations — N.M.
Fannie Mae	0.000%	12/15/08	$47,000		46,394	I

Foreign Government Obligations — 1.3%
Egypt Treasury Bills	0.000%	10/28/08	8,725,000	EGP	1,540,417	I
Egypt Treasury Bills	0.000%	11/11/08	1,825,000	EGP	313,750	I

					1,854,167

Total Short-Term Securities (Cost — $1,872,755)					1,900,561

Total Investments — 156.0% (Cost — $239,447,419)P			232,534,124
Other Assets Less Liabilities — (7.7)%			(11,484,165)
Liquidation value of preferred shares — (48.3)%			(72,000,000)

Net Assets Applicable to Common Shareholders — 100.0%			$149,049,959

Net Asset Value per Share:			$12.99

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts WrittenQ
U.S. Treasury Bond Futures	June 2008	23	$(90,498)

N.M.	Not Meaningful.
A	Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 23.04% of net assets.
B	Indexed Security—The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of March 31, 2008.
C	Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
D	Position, or a portion thereof, with an aggregate market value of 9,655,822 has been segregated to collateralize reverse repurchase agreements.
E	Pay-in-Kind (“PIK”) security—A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
F	Credit Linked Security—The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
G	Bond is in default as of March 31, 2008.
H	Convertible Security—Security may be converted into the issuer’s common stock.
I	Zero coupon bond—A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
J	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
K	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
L	Stripped Security—Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
M	The coupon rates shown on variable rate securities are the rates at March 31, 2008. These rates vary with the weighted average coupon of the underlying loans.
N	When-issued Security—Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
O	Inflation-Protected Security—Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
P	At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,845,783
Gross unrealized depreciation	(13,759,078)

Net unrealized depreciation	$(6,913,295)

Q	Futures are described in more detail in the notes to financial statements.
†	Securities are denominated in U.S. Dollars, unless otherwise noted. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.

ARS — Argentine Peso

EGP — Egyptian Pound

RUB — Russian Ruble

Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	[3/31/2008]	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$232,534,124	$—	$232,534,124	$—
Other Financial Instruments*	(22,962,430)	(90,498)	(22,871,932)	—

Total	$209,571,694	$(90,498)	$209,662,192	$—

*	Other financial instruments include options, futures, swaps and forward contracts.

*	The realized gain (loss) on other financial instruments for the period ended March 31, 2008 amounted to $ —.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed-upon time and price, thereby determining the yield to the buyer during the buyer’s holding period. A reverse repurchase agreement involves the risk, among others, that the market value of the collateral retained by the fund may decline below the price of the securities the fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the fund’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will maintain cash, U.S. government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are generally priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Swap Agreements

The Fund may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which the Fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.

Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by a Fund are recorded in the accompanying statement of operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Risks may exceed amounts recognized on the statement of assets and liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Western Asset Premier Bond

As of March 31, 2008, the one-month London Interbank Offered Rate (“LIBOR”) was 2.70%.

The following is a summary of open credit default swap contracts outstanding as of March 31, 2008.

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8, 1-Month LIBOR + 160 bp, due 6/25/35)	June 25, 2035	1.28% Monthly	Specified amount upon credit event notice	$43,000	$19,772

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9, 1-Month LIBOR + 250 bp, due 6/25/35)	June 25, 2035	2.05% Monthly	Specified amount upon credit event notice	43,000	23,071

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8, 1-Month LIBOR + 138 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	Specified amount upon credit event notice	43,000	11,934

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M9, 1-Month LIBOR + 220bp, due 2/25/35)	February 25, 2035	2.06% Monthly	Specified amount upon credit event notice	28,289	14,059

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2, 1-Month LIBOR + 190bp, due 10/25/34)	October 25, 2034	1.37% Monthly	Specified amount upon credit event notice	33,043	14,783

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2, 1-Month LIBOR + 130 bp, due 3/25/35)	March 25, 2035	1.31% Quarterly	Specified amount upon credit event notice	43,000	32,205

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3, 1-Month LIBOR + 200 bp, due 3/25/35)	March 25, 2035	2.18% Quarterly	Specified amount upon credit event notice	43,000	35,998

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M10, 1-Month LIBOR + 350bp, due 11/25/34)	November 25, 2034	2.15% Monthly	Specified amount upon credit event notice	31,948	5,988

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M9, 1-Month LIBOR + 225bp, due 11/25/34)	November 25, 2034	1.33% Monthly	Specified amount upon credit event notice	43,000	7,360

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3, 1-Month LIBOR + 300 bp, due 3/25/34)	March 25, 2034	2.2% Monthly	Specified amount upon credit event notice	20,620	10,883

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8, 1-Month LIBOR + 180bp, due 11/25/34)	November 25, 2034	1.31% Monthly	Specified amount upon credit event notice	15,633	10,919

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9, 1-Month LIBOR + 315bp, due 11/25/34)	November 25, 2034	2.18% Monthly	Specified amount upon credit event notice	15,632	11,670

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A M8, 1-Month LIBOR + 135 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	Specified amount upon credit event notice	17,046	11,871

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR + 100bp, due 1/25/35)	January 25, 2035	2.08% Monthly	Specified amount upon credit event notice	17,202	14,183

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBOR + 190bp, due 3/25/35)	March 25, 2035	1.28% Monthly	Specified amount upon credit event notice	43,000	14,111

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBOR + 325bp, due 3/25/35)	March 25, 2035	2.05% Monthly	Specified amount upon credit event notice	43,000	15,298

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9, 1-Month LIBOR + 350bp, due 2/25/34)	February 25, 2034	2.15% Monthly	Specified amount upon credit event notice	17,469	7,690

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8, 1-Month LIBOR + 170 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	Specified amount upon credit event notice	43,000	13,653

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9, 1-Month LIBOR + 275bp, due 2/25/35)	February 25, 2035	2.08% Monthly	Specified amount upon credit event notice	43,000	16,944

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8, 1-Month LIBOR + 153bp, due 12/25/34)	December 25, 2034	1.31% Monthly	Specified amount upon credit event notice	43,000	26,909

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9, 1-Month LIBOR + 240bp, due 12/25/34)	December 25, 2034	2.08% Monthly	Specified amount upon credit event notice	43,000	26,214

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1 B3, 1-Month LIBOR + 225bp, due 9/25/35)	September 25, 2035	2.05% Monthly	Specified amount upon credit event notice	43,000	7,314

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4 B3, 1-Month LIBOR + 375bp, due 4/25/35)	April 25, 2035	2.15% Monthly	Specified amount upon credit event notice	36,882	8,695

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B2, 1-Month LIBOR + 130bp, due 10/25/35)	October 25, 2035	1.28% Monthly	Specified amount upon credit event notice	43,000	7,090

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B3, 1-Month LIBOR + 205bp, due 10/25/35)	October 25, 2035	2.05% Monthly	Specified amount upon credit event notice	43,000	9,753

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 B2, 1-Month LIBOR + 135bp, due 9/25/35)	September 25, 2035	1.28% Monthly	Specified amount upon credit event notice	43,000	10,172

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2, 1-Month LIBOR + 130 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	Specified amount upon credit event notice	13,639	9,733

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3, 1-Month LIBOR + 215bp, due 1/25/35)	January 25, 2035	2.18% Monthly	Specified amount upon credit event notice	15,932	13,013

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9, 1-Month LIBOR + 325bp, due 8/25/34)	August 25, 2034	2.15% Monthly	Specified amount upon credit event notice	21,115	9,112

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8, 1-Month LIBOR + 140 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	Specified amount upon credit event notice	43,000	12,726

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9, 1-Month LIBOR + 205 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	Specified amount upon credit event notice	43,000	14,265

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2, 1-Month LIBOR + 135 bp, due 6/25/35)	June 25, 2035	1.28% Monthly	Specified amount upon credit event notice	43,000	16,920

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3, 1-Month LIBOR + 195 bp, due 6/25/35)	June 25, 2035	2.05% Monthly	Specified amount upon credit event notice	43,000	23,236

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8, 1-Month LIBOR + 155bp, due 1/25/36)	January 25, 2036	1.36% Monthly	Specified amount upon credit event notice	43,000	21,138

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1 M9, 1-Month LIBOR + 250 bp, due 1/25/36)	January 25, 2036	2.18% Monthly	Specified amount upon credit event notice	43,000	24,392

Credit Suisse First Boston USA (People's Choice Home Loan Securities Trust 2004-1 M6, 1-Month LIBOR + 230bp, due 6/25/34)	June 25, 2034	1.37% Quarterly	Specified amount upon credit event notice	46,139	8,796

Credit Suisse First Boston USA (People's Choice Home Loan Securities Trust 2005-1 B3, 1-Month LIBOR + 260bp, due 1/25/35)	January 25, 2035	2.05% Monthly	Specified amount upon credit event notice	43,000	20,965

Credit Suisse First Boston USA (People's Choice Home Loan Securities Trust 2005-1, 1-Month LIBOR + 165bp, due 1/25/35)	January 25, 2035	1.28% Monthly	Specified amount upon credit event notice	43,000	18,067

Deutsche Bank AG (ABX. HE-AAA 06-2)	May 25, 2046	Specified amount upon credit event notice	0.11% Monthly	300,000	(60,302)

JP Morgan Chase & Co. (ABX.HE-AAA 07-2)	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	20,000,000	(9,269,085)

Merrill Lynch & Co., Inc. (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	10,000,000	(353,831)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	0.86% Quarterly	30,000,000	(700,783)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	1.135% Quarterly	10,000,000	(137,059)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	15,000,000	(66,055)

Merrill Lynch & Co., Inc. (iBoxx IG)	June 20, 2010	Specified amount upon credit event notice	0.4% Quarterly	15,000,000	(284,772)

					$(10,290,985)

Item 2 – Controls and Procedures

(a)	Western Asset Premier Bond Fund (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond

By:	R. Jay Gerken
R. Jay Gerken
President
Western Asset Premier Bond
Date: May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	R. Jay Gerken
R. Jay Gerken
President
Western Asset Premier Bond
Date: May 21, 2008

By:	Marie K. Karpinski
Marie K. Karpinski
Principal Financial and Accounting Officer
Western Asset Premier Bond
Date: May 21, 2008